RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RECEIVABLES
RECEIVABLES

NOTE 4: RECEIVABLES

        A summary of receivables included in the consolidated balance sheets as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
Wholesale receivables	$59,166	$87,600
Retail receivables	628,760	731,807
Finance leases	60,303	53,391
Restricted receivables	10,343,322	8,566,514
Other notes	93,586	82,098

Gross receivables	11,185,137	9,521,410
Less:
Unearned finance charges	—	(28,188)
Allowance for credit losses	(98,351)	(106,673)

Total receivables, net	$11,086,786	$9,386,549

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of September 30, 2012 and December 31, 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Wholesale receivables	$3,848,662	$2,884,516	$—	$—	$—	$—
Retail receivables	6,247,563	5,454,279	60,171	108,476	8,373	17,289
Finance lease receivables	26,423	47,000	—	—	—	—
Commercial revolving account receivables	220,674	180,719	—	—	—	—

Total	$10,343,322	$8,566,514	$60,171	$108,476	$8,373	$17,289

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities, which are limited-purpose, bankruptcy-remote SPEs. The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represents the Company's undivided interest in the receivables transferred to the trust. The Company maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond the Company's retained interests for failure of debtors to pay when due. The Company's retained interests are subordinate to investors' interests.

        Within the U.S. retail asset securitization programs, qualifying retail finance receivables are sold to limited-purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. The Company receives compensation for servicing the receivables transferred and earns other related ongoing income customary with the securitization programs. The Company also may retain all or a portion of subordinated interests in the trusts.

        Three private retail transactions totaling $60,171 and $108,476 were not included in the Company's consolidated balance sheets as of September 30, 2012 and December 31, 2011, respectively.

        The Company, through a trust, securitized originated commercial revolving account receivables. The committed asset-backed facility had an original two-year term which expired October 15, 2012, at which point all debt was paid in full.

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of receivables specifically reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral value, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated on a quarterly basis and incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers, and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the three months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$67,463	$11,444	$10,179	$89,086
Charge-offs	(3,067)	(98)	(1,852)	(5,017)
Recoveries	1,063	64	894	2,021
Provision	6,765	3,596	1,719	12,080
Foreign currency translation and other	68	69	44	181

Ending balance	$72,292	$15,075	$10,984	$98,351

        Allowance for credit losses activity for the nine months ended September 30, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(24,456)	(136)	(6,220)	(30,812)
Recoveries	3,942	166	2,396	6,504
Provision	9,524	2,808	3,486	15,818
Foreign currency translation and other	49	74	45	168

Ending balance	$72,292	$15,075	$10,984	$98,351

Ending balance: individually evaluated for impairment	$27,878	$11,259	$—	$39,137

Ending balance: collectively evaluated for impairment	$44,414	$3,816	$10,984	$59,214

Receivables:
Ending balance	$6,963,049	$3,907,828	$314,260	$11,185,137

Ending balance: individually evaluated for impairment	$51,482	$81,935	$—	$133,417

Ending balance: collectively evaluated for impairment	$6,911,567	$3,825,893	$314,260	$11,051,720

        Allowance for credit losses activity for the three months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$65,426	$16,298	$14,405	$96,129
Charge-offs	(6,261)	(1,412)	(2,399)	(10,072)
Recoveries	1,522	39	775	2,336
Provision	5,934	821	1,429	8,184
Foreign currency translation and other	(597)	(86)	(59)	(742)

Ending balance	$66,024	$15,660	$14,151	$95,835

        Allowance for credit losses activity for the nine months ended September 30, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(20,281)	(11,594)	(10,078)	(41,953)
Recoveries	4,321	360	2,366	7,047
Provision	10,220	(4,215)	7,438	13,443
Foreign currency translation and other	(1,359)	(39)	(34)	(1,432)

Ending balance	$66,024	$15,660	$14,151	$95,835

Ending balance: individually evaluated for impairment	$40,453	$11,285	$113	$51,851

Ending balance: collectively evaluated for impairment	$25,571	$4,375	$14,038	$43,984

Receivables:
Ending balance	$5,989,675	$3,388,203	$326,365	$9,704,243

Ending balance: individually evaluated for impairment	$71,961	$54,761	$202	$126,924

Ending balance: collectively evaluated for impairment	$5,917,714	$3,333,442	$326,163	$9,577,319

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers the strength of the dealer's financial statements, payment history and audit performance. The Company updates its dealers' ratings and considers the ratings in the quarterly credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

  Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

  Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

  Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
A	$2,378,678	$1,662,920
B	1,117,692	897,914
C	270,211	287,793
D	141,247	123,489

Total	$3,907,828	$2,972,116

        Utilizing an internal credit scoring model, which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each retail customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

  Titanium—Customers from whom the Company expects no collection or loss activity.

  Platinum—Customers from whom the Company expects minimal, if any, collection or loss activity.

  Gold, Silver, Bronze—Customers defined as those with the potential for collection or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012	December 31, 2011
Titanium	$3,715,869	$3,195,785
Platinum	1,956,881	1,837,604
Gold	1,084,300	999,950
Silver	186,932	197,108
Bronze	19,067	27,842

Total	$6,963,049	$6,258,289

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of September 30, 2012 and December 31, 2011 is as follows:

	September 30, 2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$22,336	$7,021	$28,042	$57,399	$5,675,427	$5,732,826	$3,636
Canada	$2,572	$481	$183	$3,236	$1,226,987	$1,230,223	$19
Wholesale
United States	$1,137	$32	$1,130	$2,299	$3,064,380	$3,066,679	$439
Canada	$202	$3	$25	$230	$840,919	$841,149	$2
Total
Retail	$24,908	$7,502	$28,225	$60,635	$6,902,414	$6,963,049	$3,655
Wholesale	$1,339	$35	$1,155	$2,529	$3,905,299	$3,907,828	$441

	December 31, 2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

        Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the contract. As of September 30, 2012 and December 31, 2011, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	September 30, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$4,408	$4,300	$—	$6,805	$6,791	$—
Canada	$—	$—	$—	$303	$303	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$47,074	$42,101	$27,878	$66,747	$61,300	$42,861
Canada	$—	$—	$—	$65	$65	$18
Wholesale
United States	$76,304	$75,621	$9,450	$55,167	$53,168	$9,690
Canada	$5,631	$5,549	$1,809	$1,277	$1,247	$411
Total
Retail	$51,482	$46,401	$27,878	$73,920	$68,459	$42,879
Wholesale	$81,935	$81,170	$11,259	$56,444	$54,415	$10,101

        For the three months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a four-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,585	$147	$3,960	$152
Canada	$—	$—	$1,975	$25
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,005	$485	$67,853	$881
Canada	$—	$—	$343	$—
Wholesale
United States	$73,473	$528	$56,588	$486
Canada	$5,655	$23	$167	$6
Total
Retail	$53,590	$632	$74,131	$1,058
Wholesale	$79,128	$551	$56,755	$492

        For the nine months ended September 30, 2012 and 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a ten-month average) and the related interest income recognized are as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$4,433	$411	$4,212	$441
Canada	$—	$—	$2,065	$78
Wholesale
United States	$—	$—	$—	$—
Canada	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$49,558	$1,464	$65,338	$1,798
Canada	$—	$—	$346	$9
Wholesale
United States	$66,461	$1,381	$58,258	$1,548
Canada	$6,257	$188	$190	$17
Total
Retail	$53,991	$1,875	$71,961	$2,326
Wholesale	$72,718	$1,569	$58,448	$1,565

        Recognition of income is generally suspended when management determines that collection of future finance income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012			December 31, 2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$38,150	$75,621	$113,771	$54,798	$53,168	$107,966
Canada	$164	$5,549	$5,713	$676	$1,247	$1,923

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        As of September 30, 2012, the Company had approximately 1,100 retail and finance lease receivable contracts of which the pre-modification value was $37,350 and the post-modification value was $34,833. The court has determined the concession in 632 of these cases. The pre-modification value of these contracts was $11,568 and the post-modification value was $9,853. As of September 30, 2011, the Company had approximately 1,500 retail and finance lease receivable contracts of which the pre-modification value was $39,780 and the post-modification value was $37,555. The court has determined the concession in 625 of these cases. The pre-modification value of these contracts was $9,007 and the post-modification value was $7,920. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous 12 months ended September 30, 2012 and 2011.

        As of September 30, 2012, the Company had five wholesale agreements with a pre- and post-modification balance of approximately $21,623 and $20,274, respectively. As of September 30, 2011, the Company had five wholesale agreements with a pre- and post- modification balance both of approximately $21,000. The wholesale TDRs that subsequently defaulted were immaterial for the three and nine months ended September 30, 2012 and 2011.

NOTE 3: RECEIVABLES

        A summary of receivables included in the accompanying consolidated balance sheets as of December 31, 2011 and 2010 is as follows:

	2011	2010
Wholesale notes and accounts	$87,600	$63,117
Retail notes	731,807	619,933
Finance leases	53,391	150,472
Restricted receivables	8,566,514	7,809,232
Other notes	82,098	132,117

Gross receivables	9,521,410	8,774,871
Less:
Unearned finance charges	(28,188)	(28,928)
Allowance for credit losses	(106,673)	(118,730)

Total receivables, net	$9,386,549	$8,627,213

        Wholesale notes and accounts receivable arise primarily from the financing of the sale of goods to dealers and distributors by CNH North America, and to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have "interest-free" periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the "interest-free" period, the Company is compensated by CNH North America for the difference between market interest rates and the amount paid by the dealer. After the expiration of any "interest-free" period, interest is charged to dealers on outstanding balances until the Company receives payment in full. The "interest-free" periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and the prime rate or LIBOR. The Company evaluates and assesses dealers on an ongoing basis as to their creditworthiness. CNH North America may be obligated to repurchase the dealer's equipment upon cancellation or termination of the dealer's contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2011, 2010 or 2009 relating to the termination of dealer contracts.

        The Company provides and administers financing for retail purchases of new and used equipment sold through CNH North America's dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by CNH North America.

        Maturities of wholesale notes and accounts, retail and other notes, and finance leases as of December 31, 2011, are as follows:

2012	$5,231,584
2013	1,451,636
2014	1,175,934
2015	917,656
2016 and thereafter	744,600

9,521,410
Less unearned finance charges	(28,188)

Total receivables, net of unearned finance charges	$9,493,222

        It has been the Company's experience that substantial portions of retail receivables are repaid or sold before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Wholesale, retail, and finance lease receivables have significant concentrations of credit risk in the agricultural and construction business sectors. On a geographic basis, there is not a disproportionate concentration of credit risk in any area of the United States or Canada. The Company typically retains, as collateral, a security interest in the equipment associated with wholesale and retail notes receivable.

Restricted Receivables and Securitization

        As part of its overall funding strategy, the Company periodically transfers certain financial receivables into VIEs that are special purpose entities ("SPEs") as part of its asset-backed securitization programs.

        Beginning January 1, 2010, the Company adopted new accounting guidance related to the accounting for transfers of financial assets and the consolidation of VIEs. As a result of this new accounting guidance, SPEs utilized in securitization programs no longer meet the non-consolidation accounting criteria, and, as such, are accounted for as secured borrowings and are included in the consolidated balance sheet. The net incremental impact of adopting this new guidance as of January 1, 2010, was a $5,708,083 increase to assets, $5,751,530 increase to liabilities and $43,447 decrease to equity. Refer to "Note 2: Summary of Significant Accounting Policies—New Accounting Pronouncements Adopted" for additional information.

        SPEs utilized in the securitization programs differ from other entities included in the Company's consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs' creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs' investors. The Company's interests in the SPEs' receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company's creditors.

        The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2011 and 2010:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2011	2010	2011	2010	2011	2010
Wholesale receivables	$2,884,516	$2,693,931	$—	$—	$—	$—
Retail receivables	5,454,279	4,921,898	108,476	206,101	17,289	37,914
Finance lease receivables	47,000	—	—	—	—	—
Revolving account receivables	180,719	193,403	—	—	—	—

Total	$8,566,514	$7,809,232	$108,476	$206,101

Total retained interests					$17,289	$37,914

Wholesale Receivables Securitizations

        With regard to the wholesale receivable securitization programs, the Company sells eligible receivables on a revolving basis to structured master trust facilities which are limited-purpose, bankruptcy-remote SPEs. As of December 31, 2011, debt issued through the U.S. master trust facility consists of $583 million term asset-backed notes issued in August 2009 with a three-year maturity, $220 million term asset-backed notes issued January 2011 with a maturity of December 2012 and four 364-day conduit facilities renewable annually at the sole discretion of the purchasers; $200 million renewable March 2012 (renewed in March 2012 until March 2013), $500 million renewable July 2012, $250 million renewable November 2012, and $200 million senior and related subordinate interests renewable November 2012.

        Debt issued through the Canadian master trust facility consists of a C$586 million ($574 million) conduit facility renewable December 2012 at the sole discretion of the investor.

        These trusts were determined to be VIEs and, consequently the Company consolidates the securitization trusts. In its role as servicer, the Company has the power to direct the trusts' activities and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the trusts. The Company is the primary beneficiary of the trusts, and therefore the trusts were consolidated.

        The Company's involvement with the securitization trusts includes servicing the wholesale receivables, retaining an undivided interest ("seller's interest") in the receivables and holding cash reserve accounts. The seller's interest in the trusts represents the Company's undivided interest in the receivables transferred to the trust. The Company maintains cash reserve accounts at predetermined amounts to provide security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments on the securities. The investors and the securitization trusts have no recourse beyond the Company's retained interests for failure of debtors to pay when due. The Company's retained interests are subordinate to investors' interests.

        For the U.S. wholesale securitization facility, in the year ended December, 31, 2009 the Company recognized gains on the sale of receivables of $51,211. Collections reinvested into the facility in the year ended December, 31, 2009 were $5,629,046. At December 31, 2009, there were no recognized servicing assets or liabilities associated with the facilities.

        Each of the facilities contains minimum payment rate thresholds which, if breached, could preclude the Company from selling additional receivables originated on a prospective basis.

Retail Receivables Securitizations

        Within the U.S. retail asset securitization programs, qualifying retail finance receivables are sold to limited purpose, bankruptcy-remote SPEs. In turn, these SPEs establish separate trusts to which the receivables are transferred in exchange for proceeds from asset-backed securities issued by the trusts. In Canada, the receivables are transferred directly to the trusts. These trusts were determined to be VIEs and, consequently, the Company consolidated all previously unconsolidated retail trusts upon the January 1, 2010 adoption of the new accounting guidance related to transfers of financial assets and the consolidation of VIEs. In its role as servicer, the Company has the power to direct the trusts' activities. Through its retained interests, the Company has an obligation to absorb losses or the right to receive benefits that could potentially be significant to the trusts.

        During the years ended December 31, 2011 and 2010, the Company executed $3,193,597 and $3,174,785, respectively, in retail asset-backed transactions in the U.S. and Canada. The securities in these transactions are backed by agricultural and construction equipment retail receivable contracts and finance leases originated through CNH North America's dealer network. The Company applied any proceeds from the securitizations to repay outstanding debt. At December 31, 2011, $5,116,695 of asset-backed securities issued to investors were outstanding with a weighted average expected remaining maturity of 37 months. At December 31, 2010, $4,708,584 of asset-backed securities issued to investors were outstanding with a weighted average expected remaining maturity between 36 and 37 months.

        During the year ended December 31, 2009, the Company securitized retail receivables with a net principal value of $4,001,572 and recognized gains on these sales of receivables of $67,646. Further, related to the retail securitizations, the Company received proceeds of $3,731,628 and recorded $31,304 in servicing fees for the year ended December 31, 2009.

        The Company receives compensation for servicing the receivables transferred and earns other related ongoing income customary with the securitization programs. The Company also may retain all or a portion of the subordinated interests in the SPEs. No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

        The Company also has access to $1,493,734 in committed asset-backed facilities through which it may sell on a monthly basis retail receivables generated in the United States and Canada. The Company has utilized these facilities in the past to fund the origination of receivables and has later repurchased and resold the receivables in the term ABS markets or found alternative financing for the receivables. The Company believes that it is probable that it will continue to regularly utilize public ABS markets. These facilities had an original term of two years and are renewable in the U.S. in September 2013 and in Canada in December 2012.

        Three private retail transactions totaling $108,476 and $206,101 were not included in the Company's consolidated balance sheet as of December 31, 2011 and 2010, respectively. These transactions continue to qualify as sales subsequent to the adoption of the new accounting guidance. Therefore, as these receivables are collected, the amount of off-book receivables will decrease.

Revolving Charge Account Securitizations

        The Company, through a trust, securitizes originated revolving charge account receivables. The trust's facility limit is $200 million, has an original two year term and is renewable in October 2012. Consistent with the wholesale and retail securitization programs, the Company determined the trust was a VIE and consequently was required to be consolidated, as the Company is the primary beneficiary.

        The Company's continuing involvement with the securitization trust includes servicing the receivables and maintaining a cash reserve account, which provides security to investors in the event that cash collections from the receivables are not sufficient to remit principal and interest payments to the securities. The investors and the securitization trust have no recourse to the Company for failure of debtors to pay when due beyond the Company's retained interest assets. Further, the Company's retained interests are subordinate to the investors' interests.

        For the year ended December 31, 2009, the Company recognized gains of $9,616 on the sale of receivables and collections reinvested into the facility of $705,365. At December 31, 2009, there were no recognized servicing assets or liabilities associated with the trusts.

Allowance for Credit Losses

        The allowance for credit losses is established to cover probable losses for receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers all or a portion of receivables specifically reviewed by management for which the Company has determined it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, amounts past due, collateral value, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables' effective interest rate or the fair value of the collateral for collateral-dependent receivables and receivables for which foreclosure is deemed to be probable. When the values are lower than the carrying value of the receivables, impairment is recognized.

        The second component of the allowance for credit losses covers all receivables that are not yet individually identifiable. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquencies. The allowance for wholesale credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and dealer risk ratings. The loss forecast models are updated to incorporate information reflecting the current economic environment.

        Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

        The Company's allowance for credit losses is segregated into three portfolio segments: retail, wholesale and other. A portfolio segment is the level at which the Company develops a systematic methodology for determining its allowance for credit losses. The retail segment includes retail and finance lease receivables. The wholesale segment includes wholesale financing to CNH North America dealers and the other portfolio includes the Company's commercial revolving accounts.

        Further, the Company evaluates its portfolio segments by class of receivable: United States and Canada. Typically, the Company's finance receivables within a geographic area have similar risk profiles and methods for assessing and monitoring risk. These classes align with management reporting.

        Allowance for credit losses activity for the year ended December 31, 2011 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$73,123	$31,148	$14,459	$118,730
Charge-offs	(27,770)	(12,613)	(12,770)	(53,153)
Recoveries	5,850	447	3,431	9,728
Provision	33,353	(6,801)	6,301	32,853
Foreign currency translation and other	(1,323)	(18)	(144)	(1,485)

Ending balance	$83,233	$12,163	$11,277	$106,673

Ending balance: individually evaluated for impairment	$42,879	$10,101	$—	$52,980

Ending balance: collectively evaluated for impairment	$40,354	$2,062	$11,277	$53,693

Receivables:
Ending balance	$6,258,289	$2,972,116	$262,817	$9,493,222

Ending balance: individually evaluated for impairment	$73,920	$56,444	$265	$130,629

Ending balance: collectively evaluated for impairment	$6,184,369	$2,915,672	$262,552	$9,362,593

        Allowance for credit losses activity for the year ended December 31, 2010 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance				$73,181
Cumulative effect from change in accounting for consolidation of certain VIEs				59,090

Adjusted beginning balance				132,271
Charge-offs				(94,201)
Recoveries				8,066
Provision				76,394
Foreign currency translation and other				(3,800)

Ending balance	$73,123	$31,148	$14,459	$118,730

Ending balance: individually evaluated for impairment	$42,465	$27,222	$110	$69,797

Ending balance: collectively evaluated for impairment	$30,658	$3,926	$14,349	$48,933

Receivables:
Ending balance	$5,708,497	$2,757,048	$280,398	$8,745,943

Ending balance: individually evaluated for impairment	$96,399	$61,609	$400	$158,408

Ending balance: collectively evaluated for impairment	$5,612,098	$2,695,439	$279,998	$8,587,535

        As part of the ongoing monitoring of the credit quality of the wholesale portfolio, the Company utilizes an internal credit scoring model that assigns a risk grade for each dealer. The scoring model considers strength of dealer's financial statements, payment history and audit performance. Each quarter, the Company updates its dealers' ratings and considers the ratings in the credit allowance analysis. A description of the general characteristics of the dealer's risk grades is as follows:

          Grades A and B—Includes receivables to dealers that have significant capital strength, moderate leverage, stable earnings and growth, and excellent payment performance.

          Grade C—Includes receivables to dealers with moderate credit risk. Dealers of this grade are differentiated from higher grades on a basis of leverage or payment performance.

          Grade D—Includes receivables to dealers with moderate credit risk. These dealers may require higher monitoring due to weaker financial strength or payment performance.

        A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2011 and 2010 is as follows:

	2011	2010
A	$1,662,920	$1,333,589
B	897,914	829,490
C	287,793	415,262
D	123,489	178,707

Total	$2,972,116	$2,757,048

        Utilizing an internal credit scoring model which considers customers' attributes, prior credit history and each retail transaction's attributes, the Company assigns a credit quality rating to each customer, by specific transaction, as part of the retail underwriting process. This rating is used in setting the interest rate on the transaction. The credit quality rating is not updated after the transaction is finalized. A description of the general characteristics of the customers' risk grades is as follows:

          Titanium—Customers where the Company expects no collection risk or loss activity.

          Platinum—Customers where the Company expects minimal, if any, collection risk or loss activity.

          Gold, Silver, Bronze—Customers are defined as those with the potential for collection risk or loss activity.

        A breakdown of the retail portfolio by the customer's risk grade at the time of origination as of December 31, 2011 and 2010 is as follows:

	2011	2010
Titanium	$3,195,785	$2,551,419
Platinum	1,837,604	1,780,518
Gold	999,950	1,039,255
Silver	197,108	269,422
Bronze	27,842	67,883

Total	$6,258,289	$5,708,497

        The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. The aging of receivables as of December 31, 2011 and 2010 is as follows:

	2011
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$21,547	$6,100	$30,720	$58,367	$5,162,963	$5,221,330	$3,257
Canada	$3,550	$975	$753	$5,278	$1,031,681	$1,036,959	$77
Wholesale
United States	$1,232	$1,967	$818	$4,017	$2,266,517	$2,270,534	$362
Canada	$57	$14	$287	$358	$701,224	$701,582	$56
Total
Retail	$25,097	$7,075	$31,473	$63,645	$6,194,644	$6,258,289	$3,334
Wholesale	$1,289	$1,981	$1,105	$4,375	$2,967,741	$2,972,116	$418

	2010
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$36,504	$13,548	$56,230	$106,282	$4,584,352	$4,690,634	$6,349
Canada	$5,559	$2,229	$3,004	$10,792	$1,007,071	$1,017,863	$1,464
Wholesale
United States	$969	$145	$2,608	$3,722	$2,073,777	$2,077,499	$175
Canada	$584	$—	$190	$774	$678,775	$679,549	$24
Total
Retail	$42,063	$15,777	$59,234	$117,074	$5,591,423	$5,708,497	$7,813
Wholesale	$1,553	$145	$2,798	$4,496	$2,752,552	$2,757,048	$199

        For the years ended December 31, 2011 and 2010, the Company's recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows. Impaired receivables are receivables for which the Company has determined it will not collect all the principal and interest payments as per the terms of the original contract.

	2011			2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$6,805	$6,791	$—	$9,609	$7,634	$—
Canada	$303	$303	$—	$1,790	$1,244	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$66,747	$61,300	$42,861	$84,312	$80,815	$42,138
Canada	$65	$65	$18	$688	$688	$327
Wholesale
United States	$55,167	$53,168	$9,690	$61,078	$61,762	$26,700
Canada	$1,277	$1,247	$411	$531	$528	$522
Total
Retail	$73,920	$68,459	$42,879	$96,399	$90,381	$42,465
Wholesale	$56,444	$54,415	$10,101	$61,609	$62,290	$27,222

        For the year ended December 31, 2011, the Company's average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen month average) and the related interest income recognized are as follows:

	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$2,741	$390
Canada	$355	$9
Wholesale
United States	$—	$—
Canada	$—	$—
With an allowance recorded
Retail
United States	$81,927	$4,261
Canada	$71	$9
Wholesale
United States	$64,061	$2,226
Canada	$4,173	$153
Total
Retail	$85,094	$4,669
Wholesale	$68,234	$2,379

        Recognition of income is generally suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs first. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The receivables on nonaccrual status as of December 31, 2011 and 2010 are as follows:

	2011			2010
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$54,798	$53,168	$107,966	$49,881	$61,762	$111,643
Canada	$676	$1,247	$1,923	$1,540	$528	$2,068

Troubled Debt Restructurings

        A restructuring of a receivable constitutes a troubled debt restructuring ("TDR") when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment periods and waiving of interest and principal.

        TDRs are reviewed along with other receivables as part of management's ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.

        Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review, the TDR classification is not removed from the receivable.

        For the year ended December 31, 2011, the Company has approximately 2,500 retail and finance lease receivable contracts that are in legal proceedings, primarily bankruptcies. The pre-modification value was $82,700 and the post-modification value was $53,300. The court has yet to determine the concessions in some of the outstanding cases that will be granted, if any. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent defaults are unusual and were not material for the twelve months ended December 31, 2011.

        For wholesale receivables, the Company restructured five wholesale agreements with a pre- and post-modification balance of approximately $15,000. The wholesale TDRs that subsequently defaulted were immaterial.

Managed Portfolio

        Historical loss and delinquency amounts for the Company's managed portfolio for 2011 and 2010 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
2011
Type of receivable:
Wholesale notes and accounts	$2,972,116	$4,375	$12,166
Retail and other notes and finance leases	6,629,582	71,683	31,993

Total managed	$9,601,698	$76,058	$44,159

Comprised of:
Receivables held in portfolio	$9,493,222
Sold:
Retail	108,476

Total managed	$9,601,698

2010
Type of receivable:
Wholesale notes and accounts	$2,757,048	$4,496	$11,248
Retail and other notes and finance leases	6,194,996	129,319	75,920

Total managed	$8,952,044	$133,815	$87,168

Comprised of:
Receivables held in portfolio	$8,745,943
Sold:
Retail and other notes and finance leases	206,101

Total managed	$8,952,044

Non-Cash Retail Receivables Operating and Investing Activities

        Non-cash operating and investing activities include retail receivables of $342,267 that were exchanged for retained interests in sold receivables in 2009.